UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September  30, 2003

Check here if Amendment [  ]; Amendment Number: ________

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
                           -----------------------------------------------
Address:                   4400 Harding Road
                           -----------------------------------------------
                           Nashville, TN  37205-2290
                           -----------------------------------------------

                          ------------------------------------------------

Form 13F File Number: 28-10362
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           ---------------------------------------------
Title:                     Chief Manager
                           ---------------------------------------------
Phone:                     615-298-7606
                           ---------------------------------------------

Signature, Place and Date of Signing:

/s/ Richard C. Patton             Nashville, Tennessee            11/10/03
------------------------------   -------------------------      ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                        0
                                          ------------------

Form 13F Information Table Entry Total:                  31
                                          ------------------

Form 13F Information Table Value Total:             175,375
                                          ------------------
                                              (thousands)


List of Other Included Managers:

NONE

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

                           FORM 13F INFORMATION TABLE


            COLUMN 1                    COLUMN 2         COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8
---------------------------------     --------------     ---------  -------- --------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER               TITLE OF CLASS      CUSIP     X$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
         --------------               --------------      -----    -------- ------- --- ---- ---------- -------- ----  ------  ----
ALTRIA GROUP INC                       COM               02209S103      53      1200SH         SHARED1                   X
AMERICAN HEALTHWAYS INC                COM               02649V104    3044     72500SH         SHARED1                   X
AMSURG CORP                            COM               03232P405    2243     68000SH         SHARED1                   X
ARCH COAL INC                          COM                39380100    4213    189700SH         SHARED1                   X
CBRL GROUP INC                         COM               12489V106   12158    342700SH         SHARED1                   X
CHECKFREE HLDGS CORP                   NOTE 6.500%12/01  162816AC6    1995   2000000PRN        SHARED1                   X
CORRECTIONS CORP AMERICA COM NEW       COM               22025Y407   22395    907805SH         SHARED1                   X
COSTCO WHOLESALE CORP-NEW              COM               22160K105    3419    110000SH         SHARED1                   X
CROWN CASTLE INTL CORP                 COM               228227904     706     75000SH         SHARED1                   X
DAVE & BUSTERS INC                     COM               23833N104     262     25500SH         SHARED1                   X
DEPARTMENT 56 INC                      COM               249509100    2709    213300SH         SHARED1                   X
DIAL CORP NEW                          COM               25247D101     431     20000SH         SHARED1                   X
ENTERTAINMENT PROPERTIES TRUST SBI     COM SH BEN INT    29380T105   16623    554100SH         SHARED1                   X
FIRSTENERGY CORP                       COM               337932107    4147    130000SH         SHARED1                   X
GAP INC                                COM               364760108    8577    501000SH         SHARED1                   X
IMPERIAL SUGAR CO COM                  COM               453096208    2806    280900SH         SHARED1                   X
LIMITED BRANDS INC                     COM               532716107     151     10000SH         SHARED1                   X
MANUGISTICS GROUP INC CONV SUB NT
  5.000%  11/01/07                     NOTE 5.000%11/01  565011AB9    1645   2000000PRN        SHARED1                   X
MICROSOFT CORP                         COM               594918104     556     20000SH         SHARED1                   X
NATIONWIDE HEALTH PROPERTIES INC       COM               638620104    3210    183500SH         SHARED1                   X
NICOR INC                              COM               654086107     176      5000SH         SHARED1                   X
PG&E CORP                              COM               69331C108   20315    850000SH         SHARED1                   X
REGIS CORPORATION                      COM               758932107   18204    567100SH         SHARED1                   X
REUTERS GROUP PLC                      SPONSORED ADR     76132M102     217     10000SH         SHARED1                   X
SINCLAIR BROADCAST GROUP INC           PFD CV EXCH D     829226505     596     14000SH         SHARED1                   X
SONIC CORP                             COM               835451105    1801     71250SH         SHARED1                   X
TARGET CORP                            COM               87612E106    1110     29500SH         SHARED1                   X
TENET HEALTHCARE CORP                  COM               88033G100   27946   1929900SH         SHARED1                   X
TJX COMPANIES INC NEW                  COM               872540109    2330    120000SH         SHARED1                   X
VULCAN MATERIALS CO                    COM               929160109      48      1200SH         SHARED1                   X
WASHINGTON GROUP INTL INC              COM NEW           938862208   11288    418102SH         SHARED1                   X

1 Courage Investments Inc. is the general partner of a fund managed by the Reporting Manager, however, the Reporting Manger has discretion over investment and voting decisions of such fund.